Long-Term Debt - Summary of Detail of the Debt Balance (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of debt [line items]
Debt	$ 4,856,323	$ 4,007,580	$ 3,752,113
Aircraft [member]
Disclosure of debt [line items]
Debt	1,831,470	2,396,748
Corporate [member]
Disclosure of debt [line items]
Debt	1,295,079	1,023,540
Bonds [member]
Disclosure of debt [line items]
Debt	531,244	$ 587,292
Right of use IFRS 16 [member]
Disclosure of debt [line items]
Debt	$ 1,198,530